revenue from contracts with customers - Accounts receivable (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Accounts receivable
Customer accounts receivable	$ 1,263	$ 1,212	$ 1,208
Accrued receivables - customer	175	143	131
Allowance for doubtful accounts	(53)	(43)	(54)
Total	1,385	1,312	1,285
Accrued receivables - other	215	302	177
Total	1,600	1,614	1,462
As previously reported
Accounts receivable
Customer accounts receivable	1,263	1,221	1,217
IFRS 15 effects
Accounts receivable
Customer accounts receivable		(9)	(9)
Total	$ (9)	$ (9)	$ (9)